As filed with the Securities and Exchange Commission on July 12, 2012

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒                        immediately upon filing pursuant to paragraph (b)

☐                          on (date) pursuant to paragraph (b)

☐                          60 days after filing pursuant to paragraph (a)(1)

☐                          on (date) pursuant to paragraph (a)(1)

☐                          75 days after filing pursuant to paragraph (a)(2)

☐                          On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐                          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Systematic Value Fund and Systematic Mid Cap Value Fund, each a series of Managers AMG Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 12th day of July, 2012.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	/s/ Jack W. Aber*	Trustee	July 12, 2012
Jack W. Aber

	/s/ Christine C. Carsman*	Trustee	July 12, 2012
Christine C. Carsman

	/s/ William E. Chapman, II*	Trustee	July 12, 2012
William E. Chapman, II

	/s/ Edward J. Kaier*	Trustee	July 12, 2012
Edward J. Kaier

	/s/ Steven J. Paggioli*	Trustee	July 12, 2012
Steven J. Paggioli

	/s/ Eric Rakowski*	Trustee	July 12, 2012
Eric Rakowski

	/s/ Thomas R. Schneeweis*	Trustee	July 12, 2012
Thomas R. Schneeweis

	/s/ Keitha L. Kinne	President and	July 12, 2012
	Keitha L. Kinne	Principal Executive Officer
(Principal Executive Officer)

	/s/ Donald S. Rumery	Treasurer,	July 12, 2012
	Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: July 12, 2012

Managers AMG Funds

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase